Statements of Consolidated Financial Position - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	$ 1,584	$ 1,584
Property, plant, and equipment	79,478	71,673
Right-of-use assets	74,050	73,845
Other non-current financial assets	22,101	7,007
Total non-current assets	177,214	154,109
Current assets
Inventories	2,468	1,606
Trade receivables	3,878	5,171
Subsidies receivables	5,654	10,703
Other current assets	16,733	29,643
Current financial assets	3,393	27,091
Cash and cash equivalents	248,226	241,148
Total current assets	280,352	315,362
TOTAL ASSETS	457,565	469,471
Shareholders' equity
Share capital	2,947	2,785
Premiums related to the share capital	920,591	863,912
Currency translation adjustment	(9,602)	(4,089)
Retained earnings	(586,284)	(505,961)
Net income (loss)	(51,787)	(81,074)
Total shareholders' equity - Group Share	275,865	275,573
Non-controlling interests	26,458	33,273
Total shareholders' equity	302,323	308,846
Non-current liabilities
Non-current financial liabilities	23,475	28,836
Non-current lease debts	75,763	75,764
Non-current provisions	3,610	4,010
Other non-current liabilities	948
Total non-current liabilities	103,797	108,610
Current liabilities
Current lease debts	7,691	6,696
Trade payables	28,254	24,609
Deferred revenues and contract liabilities	423	452
Current provisions	1,397	1,131
Other current liabilities	13,681	19,127
Total current liabilities	51,446	52,015
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 457,565	$ 469,471